Intangible Assets - Schedule of Net Intangible Assets (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Schedule of Net Intangible Assets [Abstract]
Total	$ 320,000	$ 320,000
Less: accumulated amortization	(320,000)	(246,669)
Intangible assets		$ 73,331